REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The Company and Bank's regulatory capital amounts and ratios at December 31, 2016 and 2015, compared to the FDIC's requirements for classification as a well-capitalized institution and for minimum capital adequacy, were as follows:

December 31, 2016	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier 1 Capital:
Company	$150,915	15.08%	$45,028	4.50%	$65,041	6.50%
Bank	141,673	14.17	44,978	4.50	64,968	6.50
Tier 1 Capital to Risk Weighted Assets:
Company	158,915	15.88	60,037	6.00	80,050	8.00
Bank	141,673	14.17	59,970	6.00	79,960	8.00
Total Capital to Risk Weighted Assets:
Company	171,187	17.11	80,050	8.00	100,062	10.00
Bank	153,945	15.40	79,960	8.00	99,950	10.00
Tier 1 Capital to Average Assets:
Company	158,915	10.50	60,562	4.00	75,702	5.00
Bank	141,673	9.41	60,248	4.00	75,310	5.00

December 31, 2015	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier 1 Capital:
Company	$140,862	14.86%	$42,645	4.50%	$61,599	6.50%
Bank	134,992	14.27	42,580	4.50	61,504	6.50
Tier 1 Capital to Risk Weighted Assets:
Company	140,862	14.86	56,861	6.00	75,814	8.00
Bank	134,992	14.27	56,773	6.00	75,698	8.00
Total Capital to Risk Weighted Assets:
Company	151,327	15.97	75,814	8.00	94,768	10.00
Bank	145,457	15.37	75,698	8.00	94,622	10.00
Tier 1 Capital to Average Assets:
Company	140,862	9.73	57,896	4.00	72,370	5.00
Bank	134,992	9.38	57,550	4.00	71,937	5.00

Reconciliation of US GAAP and Bank Equity
Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2016	2015
	(In Thousands)
Total capital per consolidated financial statements	$164,727	$154,330
Holding company equity not available for regulatory capital	(9,257)	(5,272)
Accumulated losses on available for sale securities	696	199
Intangible assets	(14,493)	(14,265)
Total tier I capital	141,673	134,992
Adjustments for total capital:
Allowance for loan and credit losses	12,272	10,465
Total capital per regulatory reporting	$153,945	$145,457